Founder Preferred Shares Dividend Reserve (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of classes of share capital [line items]
Equity, beginning balance	€ 2,662.5	€ 2,591.9	€ 2,606.2
Equity, ending balance	€ 2,496.8	€ 2,662.5	€ 2,591.9